Employee Benefit Plan (Details) - USD ($) $ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Retirement Benefits [Abstract]
Employer discretionary contribution amount	$ 1.9	$ 1.4	$ 1.5